Other Noncurrent Assets - Schedule of Other Noncurrent Assets (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Other Noncurrent Assets [Abstract]
Deposits	$ 266,240	$ 1,830,420
Long-term prepaid expense - platform integration and technical support fees (Note 5)	489,350	6,640
Other		21,353
Other noncurrent assets	$ 755,590	$ 1,858,413